Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000111026 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000111026 [Member] | iShares MSCI ACWI ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000111026 [Member] | iShares MSCI Global Min Vol Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000111026 [Member] | Viking Global Equities LP Class H Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000111026 [Member] | AQR Large Cap Defensive Style Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000111026 [Member] | Baillie Gifford Emerging Markets Equities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000111026 [Member] | RIEF Strategic Partners Fund LLC Series SB [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000111026 [Member] | Schwab Fundamental Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000111026 [Member] | GMO Quality Fund Class VI [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000111026 [Member] | GMO Equity Dislocation Investment Fund Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000111026 [Member] | Open End Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000111026 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000111026 [Member] | Private Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000111026 [Member] | Foreign Collective Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000111026 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000111026 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000111026 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000156767 [Member] | MacKay Municipal Opportunities Fund LP Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000156767 [Member] | iShares National Muni Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000156767 [Member] | MacKay Municipal Credit Opportunities Fund LP Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156767 [Member] | City of New York 5 25 03 1 2053 Call 03 1 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156767 [Member] | Illinois Finance Authority 5 25 05 15 2048 Call 05 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156767 [Member] | New Jersey Transportation Trust Fund Authority 5 00 06 15 2048 Call 12 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156767 [Member] | Puerto Rico Sales Tax Financing Corp Sales Tax Revenue 5 00 07 1 2058 Call 07 1 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156767 [Member] | County of Miami Dade 5 00 07 1 2038 Call 07 1 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156767 [Member] | Regional Transportation District 5 00 11 1 2041 Call 11 1 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156767 [Member] | Metropolitan Atlanta Rapid Transit Authority 4 00 07 1 2035 Call 07 1 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156767 [Member] | Private Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000156767 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156767 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000156767 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.10%
C000156767 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000156767 [Member] | Closed End Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156767 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000162347 [Member] | Victory Pioneer Multi Asset Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000162347 [Member] | Elliott Associates LP Class C Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000162347 [Member] | GMO Equity Dislocation Investment Fund Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000162347 [Member] | Millennium International Ltd Class GG [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000162347 [Member] | Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000162347 [Member] | JPMorgan Global Allocation Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000162347 [Member] | Lazard Rathmore Alternative Fund Class E [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000162347 [Member] | iShares Gold Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000162347 [Member] | Wilshire Bridgewater Managed Alpha Ireland Fund D3 Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000162347 [Member] | GMO Benchmark Free Allocation Fund Class IV [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000162347 [Member] | Open End Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000162347 [Member] | Private Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000162347 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000162347 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000162347 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000162347 [Member] | Foreign Collective Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000194824 [Member] | Vanguard Total Bond Market Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000194824 [Member] | PIMCO Income Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000194824 [Member] | DoubleLine Total Return Bond Fund I Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000194824 [Member] | TCW MetWest Total Return Bond Fund Plan Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000194824 [Member] | River Canyon Total Return Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000194824 [Member] | Vanguard Long Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000194824 [Member] | GMO Emerging Country Debt Fund Class VI [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000194824 [Member] | TPG Twin Brook Capital Income Fund I Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000194824 [Member] | AG Direct Lending Fund IV Annex LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000194824 [Member] | Vanguard High Yield Corporate Fund Admiral Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000194824 [Member] | Open End Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.40%
C000194824 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000194824 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000194824 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000194824 [Member] | Non traded Business Development Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000194824 [Member] | Private Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%